FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003

If amended report check here:      [_]                    Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Van Eck Associates Corporation
         99 Park Avenue, 8th Floor
         New York, NY  10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex Bogaenko
Title:   Controller
Phone:   (212) 293-2052

Signature, Place, and Date of Signing:
  /s/ Alex Bogaenko           New York, NY           August 13, 2003
      [Signature]             [City, State]              [Date]

     Report Type: (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.

     1. None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  144

Form 13F Information Table Value Total:  $337,511
                                         (thousands)

List of Other Included Managers:

None

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SEC FORM 13F                                                                 REPORTING MANAGER: VAN ECK ASSOCIATES CORP
------------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                                            ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:



                                                                                                          FAIR       SHARES OR
                                                                                                         MARKET      PRINCIPAL
                   NAME OF ISSUER                                     TITLE OF CLASS       CUSIP #        VALUE        AMOUNT
                                                                                                          $(000)
------------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                         COM            002893105          307      15,000
Abitibi-Consolidated, Inc.                                                 COM            003924107        1,570      245,000
Agnico-Eagle Mines Ltd.                                                    COM            008474108        7,723      665,800
Agnico-Eagle Mines Ltd. Warrants                                    *W EXP 11/07/2000     008474132          173      62,500
Alcoa, Inc.                                                                COM            013817101        2,431      95,320
AMB Property Corp.                                                         COM            00163T109        1,578      56,000
American Power Conversion Corp.                                            COM            029066107          245      15,700
AngloGold Ltd.                                                        SPONSORED ADR       035128206        8,085      253,449
Annaly Mortgage                                                            COM            035710409          199      10,000
Apex Silver Mines Ltd.                                                     ORD            G04074103          738      50,000
Aracruz Celulose S.A.                                                 SPON ADR PFD B      038496204        1,706      81,000
Archer-Daniels-Midland Co.                                                 COM            039483102          526      40,900
Archstone-Smith Trust                                                      COM            039583109          264      11,000
ASA  Ltd.                                                                  COM            002050102        7,286      193,000
Barrick Gold Corp.                                                         COM            067901108        1,289      71,985
Bema Gold Corp.                                                            COM            08135F107        1,720     1,334,000
Black & Decker Corp.                                                       COM            091797100          374       8,600
Boise Cascade Corp.                                                        COM            097383103        1,006      42,100
Boston Properties, Inc.                                                    COM            101121101        1,927      44,000
Brookfield Homes Corp.                                                     COM            112723101          366      23,730
Brookfield Properties Corp.                                                COM            112900105        1,491      70,150
Bunge Ltd.                                                                 COM            G16962105        3,260      114,000
C.R. Bard, Inc.                                                            COM            067383109          399       5,600
Cadence Design Systems, Inc.                                               COM            127387108          246      20,400
Callaway Golf Co.                                                          COM            131193104          250      18,900
CBRL Group, Inc.                                                           COM            12489V106          272       7,000
Central Fund of Canada Ltd.                                                CL A           153501101        7,629     1,778,300
CHC Helicopter Corp.                                                   CL A SUB VTG       12541C203        1,639      85,000
Chelsea Property Group, Inc.                                               COM            163421100          403      10,000
China Mobile (Hong Kong) Ltd.                                         SPONSORED ADR       16941M109          177      15,050
Coca-Cola FEMSA, S.A. de C.V.                                         SPON ADR REP L      191241108          557      25,900
Coeur d'Alene Mines Corp.                                                  COM            192108108          556      400,000
Companhia Brasileira de Distribuicao Grupo Pap de Acucar               SPON ADR PFD       20440T201        1,289      84,000
Companhia Vale do Rio Doce                                             SPON ADR PFD       204412100        1,704      61,700
ConocoPhillips                                                             COM            20825C104        2,082      38,000
Constellation Energy Group, Inc.                                           COM            210371100          319       9,300
Coventry Health Care, Inc.                                                 COM            222862104          212       4,600
Crescent Real Estate Equities Co.                                          COM            225756105        1,271      76,500
Crown Castle International Corp.                                           COM            228227104          197      25,300
Devon Energy Corp.                                                         COM            25179M103        3,298      61,761
Duke Energy Corp.                                                          COM            264399106        1,596      80,000
Durban Roodepoort Deep Ltd.                                           SPONSORED ADR       266597301        3,063     1,215,624
Eastman Kodak Co.                                                          COM            277461109          224       8,200
Eldorado Gold Corp.                                                        COM            284902103        5,281     3,020,000
Empresa Brasileira de Aeronautica S.A. (Embraer)                      SP ADR PFD SHS      29081M102        2,605      137,687
Equity Office Properties Trust                                             COM            294741103          432      16,000
Equity Residential Properties Trust                                     SH BEN INT        29476L107          337      13,000

-----------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F                                       JUNE 30, 2003                                       SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                         ITEM 6:                  ITEM 7:                   ITEM 8:
                                               INVESTMENT DISCRETION                                  VOTING AUTHORITY
                                       ---------------------------------------------------                (SHARES)
                                                                                           ----------------------------------------
                                                                               MANAGERS      (a)SOLE     (b)SHARED       (c)NONE
                                       (a)SOLE      (b)SHARED      (c)SHARED      SEE
                   NAME OF ISSUER                   As defined       OTHER       INSTR
                                                   in Instr. V                     V
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                         X                                                  15,000
Abitibi-Consolidated, Inc.                 X                                                 245,000
Agnico-Eagle Mines Ltd.                    X                                                 665,800
Agnico-Eagle Mines Ltd. Warrants           X                                                  62,500
Alcoa, Inc.                                X                                                  95,320
AMB Property Corp.                         X                                                  56,000
American Power Conversion Corp.            X                                                  15,700
AngloGold Ltd.                             X                                                 253,449
Annaly Mortgage                            X                                                  10,000
Apex Silver Mines Ltd.                     X                                                  50,000
Aracruz Celulose S.A.                      X                                                  81,000
Archer-Daniels-Midland Co.                 X                                                  40,900
Archstone-Smith Trust                      X                                                  11,000
ASA  Ltd.                                  X                                                 193,000
Barrick Gold Corp.                         X                                                  71,985
Bema Gold Corp.                            X                                               1,334,000
Black & Decker Corp.                       X                                                   8,600
Boise Cascade Corp.                        X                                                  42,100
Boston Properties, Inc.                    X                                                  44,000
Brookfield Homes Corp.                     X                                                  23,730
Brookfield Properties Corp.                X                                                  70,150
Bunge Ltd.                                 X                                                 114,000
C.R. Bard, Inc.                            X                                                   5,600
Cadence Design Systems, Inc.               X                                                  20,400
Callaway Golf Co.                          X                                                  18,900
CBRL Group, Inc.                           X                                                   7,000
Central Fund of Canada Ltd.                X                                               1,778,300
CHC Helicopter Corp.                       X                                                  85,000
Chelsea Property Group, Inc.               X                                                  10,000
China Mobile (Hong Kong) Ltd.              X                                                  15,050
Coca-Cola FEMSA, S.A. de C.V.              X                                                  25,900
Coeur d'Alene Mines Corp.                  X                                                 400,000
Companhia Brasileira de Distribuicao
  Grupo Pap de Acucar                      X                                                  84,000
Companhia Vale do Rio Doce                 X                                                  61,700
ConocoPhillips                             X                                                  38,000
Constellation Energy Group, Inc.           X                                                   9,300
Coventry Health Care, Inc.                 X                                                   4,600
Crescent Real Estate Equities Co.          X                                                  76,500
Crown Castle International Corp.           X                                                  25,300
Devon Energy Corp.                         X                                                  61,761
Duke Energy Corp.                          X                                                  80,000
Durban Roodepoort Deep Ltd.                X                                               1,215,624
Eastman Kodak Co.                          X                                                   8,200
Eldorado Gold Corp.                        X                                               3,020,000
Empresa Brasileira de Aeronautica S.A.
  (Embraer)                                X                                                 137,687
Equity Office Properties Trust             X                                                  16,000
Equity Residential Properties Trust        X                                                  13,000

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F                                                                 REPORTING MANAGER: VAN ECK ASSOCIATES CORP
------------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                                            ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:



                                                                                                          FAIR       SHARES OR
                                                                                                         MARKET      PRINCIPAL
                   NAME OF ISSUER                                     TITLE OF CLASS       CUSIP #        VALUE        AMOUNT
                                                                                                          $(000)
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Companies, Inc.                                               CL A           518439104          208        6,200
Forest Oil Corp.                                                      COM PAR $0.01       346091705        1,281       51,000
General Growth Properties, Inc.                                            COM            370021107          375        6,000
General Motors Corp.                                                     CL H NEW         370442832          213       16,600
Glamis Gold Ltd.                                                           COM            376775102       27,541      2,410,300
GlobalSantaFe Corp.                                                        SHS            G3930E101        2,147       92,000
Gold Fields Ltd.                                                      SPONSORED ADR       38059T106       21,536      1,768,162
Goldcorp, Inc.                                                             COM            380956409       12,330      1,027,500
Golden Cycle Gold Corp.                                                    COM            380894105          750       50,000
Golden Star Resources Ltd.                                                 COM            38119T104        3,662      1,387,000
Harmony Gold Mining Co. Ltd.                                          SPONSORED ADR       413216300       14,016      1,040,531
HDFC Bank Ltd.                                                        ADR REPS 3 SHS      40415F101        1,356       72,300
Hecla Mining Co.                                                           COM            422704106        7,062      1,669,400
Hilton Hotels Corp.                                                        COM            432848109          260       20,300
HRPT Properties Trust                                                 COM SH BEN INT      40426W101          197       21,400
IAMGOLD Corp.                                                              COM            450913108       10,945      2,238,200
Inco Ltd.                                                                  COM            453258402        2,864       135,500
IndyMac Bancorp, Inc.                                                      COM            456607100          206        8,100
InFocus Corp.                                                              COM            45665B106          166       35,200
Kimco Realty Corp.                                                         COM            49446R109          379       10,000
Kinross Gold Corp.                                                       COM NEW          496902206       13,477      1,996,585
La Quinta Corp.                                                         PAIRED CTF        50419U202        1,336       310,000
Lear Corp.                                                                 COM            521865105          410        8,900
Level  3 Communications, Inc.                                              COM            52729N100          597       89,900
Liberty Property Trust                                                  SH BEN INT        531172104          415       12,000
Limited Brands                                                             COM            532716107          290       18,700
LTC Properties, Inc.                                                       COM            502175102          549       57,500
Lyondell Chemical Co.                                                      COM            552078107          390       28,800
Macerich Co. (The)                                                         COM            554382101          351       10,000
Manor Care, Inc.                                                           COM            564055101          203        8,100
Mattel, Inc.                                                               COM            577081102          289       15,300
Max Re Capital Ltd.                                                        SHS            G6052F103          338       22,600
Maxtor Corp.                                                             COM NEW          577729205          281       37,400
Maytag Corp.                                                               COM            578592107          386       15,800
MBIA, Inc.                                                                 COM            55262C100          200        4,100
Medicis Pharmaceutical Corp.                                             CL A NEW         584690309          210        3,700
Miramar Mining Corp.                                                       COM            60466E100        7,145      5,672,300
Monsanto Co.                                                               COM            61166W101          245       11,300
Murphy Oil Corp.                                                           COM            626717102        4,103       78,000
Mylan Laboratories, Inc.                                                   COM            628530107          257        7,400
National Health Investors, Inc.                                            COM            63633D104          323       17,500
Newhall Land & Farming Co.                                            DEPOSITARY REC      651426108          333       11,000
Newmont Mining Corp.                                                       COM            651639106       12,633       389,182
Noble Corp.                                                                SHS            G65422100        2,710       79,000
Nucor Corp.                                                                COM            670346105        2,350       48,100
Occidental Petroleum Corp.                                                 COM            674599105        4,697       140,000
Pacificare Health Systems, Inc.                                            COM            695112102          232        4,700

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F                                     JUNE 30, 2003                                          SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
                ITEM 1:                             ITEM 6:                  ITEM 7:                      ITEM 8:
                                             INVESTMENT DISCRETION                                     VOTING AUTHORITY
                                   -----------------------------------------------------                   (SHARES)
                                                                                         -------------------------------------------
                                                                             MANAGERS      (a)SOLE        (b)SHARED       (c)NONE
                                   (a)SOLE        (b)SHARED      (c)SHARED      SEE
            NAME OF ISSUER                        As defined       OTHER       INSTR
                                                 in Instr. V                     V
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Companies, Inc.           X                                                     6,200
Forest Oil Corp.                       X                                                    51,000
General Growth Properties, Inc.        X                                                     6,000
General Motors Corp.                   X                                                    16,600
Glamis Gold Ltd.                       X                                                 2,410,300
GlobalSantaFe Corp.                    X                                                    92,000
Gold Fields Ltd.                       X                                                 1,768,162
Goldcorp, Inc.                         X                                                 1,027,500
Golden Cycle Gold Corp.                X                                                    50,000
Golden Star Resources Ltd.             X                                                 1,387,000
Harmony Gold Mining Co. Ltd.           X                                                 1,040,531
HDFC Bank Ltd.                         X                                                    72,300
Hecla Mining Co.                       X                                                 1,669,400
Hilton Hotels Corp.                    X                                                    20,300
HRPT Properties Trust                  X                                                    21,400
IAMGOLD Corp.                          X                                                 2,238,200
Inco Ltd.                              X                                                   135,500
IndyMac Bancorp, Inc.                  X                                                     8,100
InFocus Corp.                          X                                                    35,200
Kimco Realty Corp.                     X                                                    10,000
Kinross Gold Corp.                     X                                                 1,996,585
La Quinta Corp.                        X                                                   310,000
Lear Corp.                             X                                                     8,900
Level  3 Communications, Inc.          X                                                    89,900
Liberty Property Trust                 X                                                    12,000
Limited Brands                         X                                                    18,700
LTC Properties, Inc.                   X                                                    57,500
Lyondell Chemical Co.                  X                                                    28,800
Macerich Co. (The)                     X                                                    10,000
Manor Care, Inc.                       X                                                     8,100
Mattel, Inc.                           X                                                    15,300
Max Re Capital Ltd.                    X                                                    22,600
Maxtor Corp.                           X                                                    37,400
Maytag Corp.                           X                                                    15,800
MBIA, Inc.                             X                                                     4,100
Medicis Pharmaceutical Corp.           X                                                     3,700
Miramar Mining Corp.                   X                                                 5,672,300
Monsanto Co.                           X                                                    11,300
Murphy Oil Corp.                       X                                                    78,000
Mylan Laboratories, Inc.               X                                                     7,400
National Health Investors, Inc.        X                                                    17,500
Newhall Land & Farming Co.             X                                                    11,000
Newmont Mining Corp.                   X                                                   389,182
Noble Corp.                            X                                                    79,000
Nucor Corp.                            X                                                    48,100
Occidental Petroleum Corp.             X                                                   140,000
Pacificare Health Systems, Inc.        X                                                     4,700

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F                                                                 REPORTING MANAGER: VAN ECK ASSOCIATES CORP
------------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                                            ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:



                                                                                                          FAIR       SHARES OR
                                                                                                         MARKET      PRINCIPAL
                   NAME OF ISSUER                                     TITLE OF CLASS       CUSIP #        VALUE        AMOUNT
                                                                                                          $(000)
------------------------------------------------------------------------------------------------------------------------------------
PetroKazakhstan, Inc.                                                      COM            71649P102        1,311       105,000
Petroleo Brasileiro S.A. - Petrobras                                  SPONSORED ADR       71654V408        1,846       93,400
Phoenix Companies, Inc.                                                    COM            71902E109          456       50,500
Placer Dome, Inc.                                                          COM            725906101       15,461      1,260,075
POSCO                                                                 SPONSORED ADR       693483109        1,676       64,000
PPL Corp.                                                                  COM            69351T106          202        4,700
ProLogis Trust                                                          SH BEN INT        743410102          464       17,000
Public Storage, Inc.                                                       COM            74460D109          374       11,000
Randgold Resources Ltd.                                                    ADR            752344309       19,720      1,160,000
Remington Oil & Gas Corp.                                                  COM            759594302        1,397       76,000
Richmont Mines, Inc.                                                       COM            76547T106        1,535       511,600
Rowan Companies, Inc.                                                      COM            779382100        2,016       90,000
Royal Gold, Inc.                                                           COM            780287108        2,345       109,100
Sappi Ltd.                                                             SPON ADR NEW       803069202        2,688       217,650
Satyam Computer Services Ltd.                                              ADR            804098101          318       32,000
SCANA Corp.                                                                COM            80589M102          206        6,000
Seagate Technology                                                         SHS            G7945J104          847       48,000
Siliconware Precision Industries Co.                                  SPONSD ADR SPL      827084864          641       199,021
Silver Standard Resources, Inc.                                            COM            82823L106          491       100,000
Simon Property Group, Inc.                                                 COM            828806109          781       20,000
SL Green Realty Corp.                                                      COM            78440X101          314        9,000
Smith International, Inc.                                                  COM            832110100        3,601       98,000
Smurfit-Stone Container Corp.                                              COM            832727101          261       20,000
Starwood Hotels & Resorts Worldwide, Inc.                               PAIRED CTF        85590A203        1,144       40,000
Sun Microsystems, Inc.                                                     COM            866810104          181       39,300
Suncor Energy, Inc.                                                        COM            867229106        2,063       110,000
Taiwan Semiconductor Manufacturing Co. Ltd.                           SPONSORED ADR       874039100          248       24,620
Talisman Energy, Inc.                                                      COM            87425E103        3,203       70,300
Tektronix, Inc.                                                            COM            879131100          255       11,800
Teva Pharmaceutical Industries Ltd.                                        ADR            881624209        2,585       44,800
Textron, Inc.                                                              COM            883203101          687       17,600
Thermo Electron Corp.                                                      COM            883556102          460       21,900
Torch Offshore, Inc.                                                       COM            891019101          501       73,800
Total Fina Elf SA (Sponsored ADR)                                     SPONSORED ADR       89151E109        2,153       28,400
Transocean, Inc.                                                           ORD            G90078109        2,153       98,000
Tyson Foods, Inc.                                                          CL A           902494103          575       54,100
United Dominion Realty Trust, Inc.                                         COM            910197102          491       28,500
United States Steel Corp.                                                  COM            912909108          494       30,200
Universal Health Services, Inc.                                            CL B           913903100          507       12,800
Unocal Corp.                                                               COM            915289102          464       16,175
UnumProvident Corp.                                                        COM            91529Y106          495       36,900
Urstadt Biddle Properties                                                  CL A           917286205          129       10,000
Vornado Realty Trust                                                    SH BEN INT        929042109          288        6,600
Watson Pharmaceuticals, Inc.                                               COM            942683103          400        9,900
Weatherford International Ltd.                                             COM            G95089101        2,891       69,000
Weyerhaeuser Co.                                                           COM            962166104        1,555       28,800
Wheaton River Minerals Ltd.                                                COM            962902102       11,469      9,105,000


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SEC FORM 13F                                           JUNE 30, 2003                                    SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                             ITEM 6:                  ITEM 7:                ITEM 8:
                                                   INVESTMENT DISCRETION                               VOTING AUTHORITY
                                            ------------------------------------------------               (SHARES)
                                                                                             ---------------------------------------
                                                                                   MANAGERS    (a)SOLE    (b)SHARED       (c)NONE
                                            (a)SOLE     (b)SHARED      (c)SHARED      SEE
                   NAME OF ISSUER                       As defined       OTHER       INSTR
                                                       in Instr. V                     V
------------------------------------------------------------------------------------------------------------------------------------
PetroKazakhstan, Inc.                           X                                              105,000
Petroleo Brasileiro S.A. - Petrobras            X                                               93,400
Phoenix Companies, Inc.                         X                                               50,500
Placer Dome, Inc.                               X                                            1,260,075
POSCO                                           X                                               64,000
PPL Corp.                                       X                                                4,700
ProLogis Trust                                  X                                               17,000
Public Storage, Inc.                            X                                               11,000
Randgold Resources Ltd.                         X                                            1,160,000
Remington Oil & Gas Corp.                       X                                               76,000
Richmont Mines, Inc.                            X                                              511,600
Rowan Companies, Inc.                           X                                               90,000
Royal Gold, Inc.                                X                                              109,100
Sappi Ltd.                                      X                                              217,650
Satyam Computer Services Ltd.                   X                                               32,000
SCANA Corp.                                     X                                                6,000
Seagate Technology                              X                                               48,000
Siliconware Precision Industries Co.            X                                              199,021
Silver Standard Resources, Inc.                 X                                              100,000
Simon Property Group, Inc.                      X                                               20,000
SL Green Realty Corp.                           X                                                9,000
Smith International, Inc.                       X                                               98,000
Smurfit-Stone Container Corp.                   X                                               20,000
Starwood Hotels & Resorts Worldwide, Inc.       X                                               40,000
Sun Microsystems, Inc.                          X                                               39,300
Suncor Energy, Inc.                             X                                              110,000
Taiwan Semiconductor Manufacturing Co. Ltd.     X                                               24,620
Talisman Energy, Inc.                           X                                               70,300
Tektronix, Inc.                                 X                                               11,800
Teva Pharmaceutical Industries Ltd.             X                                               44,800
Textron, Inc.                                   X                                               17,600
Thermo Electron Corp.                           X                                               21,900
Torch Offshore, Inc.                            X                                               73,800
Total Fina Elf SA (Sponsored ADR)               X                                               28,400
Transocean, Inc.                                X                                               98,000
Tyson Foods, Inc.                               X                                               54,100
United Dominion Realty Trust, Inc.              X                                               28,500
United States Steel Corp.                       X                                               30,200
Universal Health Services, Inc.                 X                                               12,800
Unocal Corp.                                    X                                               16,175
UnumProvident Corp.                             X                                               36,900
Urstadt Biddle Properties                       X                                               10,000
Vornado Realty Trust                            X                                                6,600
Watson Pharmaceuticals, Inc.                    X                                                9,900
Weatherford International Ltd.                  X                                               69,000
Weyerhaeuser Co.                                X                                               28,800
Wheaton River Minerals Ltd.                     X                                            9,105,000

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F                                                                 REPORTING MANAGER: VAN ECK ASSOCIATES CORP
------------------------------------------------------------------------------------------------------------------------------------
                      ITEM 1:                                            ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:



                                                                                                          FAIR       SHARES OR
                                                                                                         MARKET      PRINCIPAL
                   NAME OF ISSUER                                     TITLE OF CLASS       CUSIP #        VALUE        AMOUNT
                                                                                                          $(000)
------------------------------------------------------------------------------------------------------------------------------------
Williams Companies, Inc.                                                   COM            969457100          374       47,300
Wisconsin Energy Corp.                                                     COM            976657106          220        7,600
Wyndham International, Inc.                                                CL A           983101106           35       80,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 337,511  46,310,057
                                                                                                        =====================


-----------------------------------------------------------------------------------------------------------
                        JUNE 30, 2003                                          SEC USE ONLY
-----------------------------------------------------------------------------------------------------------
                           ITEM 6:                  ITEM 7:                      ITEM 8:
                    INVESTMENT DISCRETION                                     VOTING AUTHORITY
---------------------------------------------------------------                   (SHARES)
                                                                -------------------------------------------
                                                    MANAGERS      (a)SOLE        (b)SHARED       (c)NONE
       (a)SOLE           (b)SHARED      (c)SHARED      SEE
                         As defined       OTHER       INSTR
                        in Instr. V                     V
-----------------------------------------------------------------------------------------------------------
           X                                                       47,300
           X                                                        7,600
           X                                                       80,000
-----------------------------------------------------------------------------------------------------------